BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Property and equipment and related depreciation (Details)	12 Months Ended
Dec. 31, 2022
Furniture and fixtures | Minimum
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	5 years
Furniture and fixtures | Maximum
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	10 years
Leasehold improvements
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	5 years
Motor vehicles
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	5 years